Stockholders’ Equity (Details) - Schedule of Warrants Outstanding and Warrants Exercisable - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders’ Equity (Details) - Schedule of Warrants Outstanding and Warrants Exercisable [Line Items]
Warrants Outstanding, Exercise price	$ 0.22	$ 2.18
Warrants Outstanding, Number Outstanding (in Shares)	148,346,483	16,261,699
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 5 months 23 days	4 years 2 months 12 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.22	$ 2.79
Warrants Exercisable, Number Exercisable (in Shares)	148,346,483	16,261,699
Warrants Exercisable, Weighted Average Exercise Price	$ 4.48	$ 4.2